Share-based compensation Share option plan (Details Narrative) ¥ / shares in Units, ¥ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019 Plans	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Intrinsic value of options exercised				¥ 22.2	¥ 296.7
Equity Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of plans | Plans	2
Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value of underlying shares | (per share) | (per share)		$ 0.01	¥ 0.1	¥ 1.9	¥ 7.1
Fair value of share options vested				¥ 66.2	¥ 115.2
Unrecognized share-based compensation expense		$ 5.4	¥ 5.4
Share Option Plan [Member] | Shanghai Jifen Culture Communications Co., Ltd. ("Jifen or Jifen VIE") [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average vesting period			1 year
Share Option Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 37.3	¥ 70.1	¥ 200.2